Convertible Notes Payable (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 08, 2022	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2022	Jul. 31, 2022	May 10, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Interest expenses			$ 69,804	$ 225,887	$ 379,737	$ 617,002
Amortization of debt discount			3,024	$ 86,879	39,492	251,940	$ 317,833	$ 288,366
Proceeds from convertible debt						$ 5,230,000	5,230,000	1,473,000
Convertible notes payable			$ 3,961,000		$ 3,961,000		9,151,508	$ 3,603,675
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertion of warrants to common stock	106,616								251,798		150,832
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 5,230,000											$ 5,230,000
Due to related parties												3,150,000
Proceeds from convertible debt	500,000
Accrued interest	$ 428,888
2021 Notes [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertion of debt into shares	1,802,193
Debt instrument conversion price	$ 3.14
Convertion of warrants to common stock	2,035,571
Investors and brokers [Member] | Unsecured convertible promissory notes [Member]
Short-Term Debt [Line Items]
Principal amount		$ 3,961,000					$ 228,236					$ 5,230,000
Due to related parties		$ 25,000
Debt instrument conversion price		$ 3.25										$ 3.25
Debt instrument interest rate		6.00%					8.00%					6.00%
Initial public offering		$ 20,000,000
Debt instrument fair value		373,000
Debt instrument change in fair value		$ 64,342
Debt instrument equity financing												$ 500,000
Convertible notes payable							$ 2,165,500
Investors and brokers [Member] | Unsecured convertible promissory notes [Member] | IPO [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate		80.00%
Initial public offering		$ 20,000,000
Investors and brokers [Member] | Unsecured convertible promissory notes [Member] | 2020 Issuances [Member ]
Short-Term Debt [Line Items]
Principal amount		1,795,500					$ 141,735
Debt instrument fair value		170,500
Debt instrument change in fair value		$ 41,058
Investors and brokers [Member] | Unsecured convertible promissory notes [Member] | 2021 Notes [Member]
Short-Term Debt [Line Items]
Principal amount												$ 3,150,000
Investors and brokers [Member] | Unsecured convertible promissory notes [Member] | 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes payable										$ 1,795,500